Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business segment information
Net revenue:	¥ 4,771,800	¥ 4,515,800	¥ 4,048,400
Net interest income	2,593,950	2,389,414	1,970,581
Operating expenses	2,928,900	2,938,200	2,816,000
Operating profit (loss)	1,842,900	1,577,600	1,232,400
Fixed assets:	1,394,900	1,368,100	1,294,100
Increase in fixed assets	233,700	208,900
Depreciation	181,600	157,600
BK and TB
Business segment information
Net revenue:	2,566,000	2,150,600	1,871,300
Net interest income	1,616,900	1,854,600	1,152,600
Net fees	885,400	736,500	656,600
Other	63,700	(440,500)	62,100
Other than BK and TB
Business segment information
Net revenue:	2,205,800	2,365,200	2,177,100
Operating Segments | Customer business
Business segment information
Net revenue:	4,486,000	4,107,500	3,610,100
Operating expenses	2,396,100	2,487,800	2,435,400
Operating profit (loss)	2,089,900	1,619,700	1,174,700
Fixed assets:	778,300	711,200	635,400
Increase in fixed assets	176,200	151,500
Depreciation	132,800	109,800
Operating Segments | Customer business | BK and TB
Business segment information
Net revenue:	2,504,000	2,000,300	1,614,700
Net interest income	1,404,600	1,054,300	772,500
Net fees	916,800	801,400	722,700
Other	182,600	144,600	119,500
Operating Segments | Customer business | Other than BK and TB
Business segment information
Net revenue:	1,982,000	2,107,200	1,995,400
Operating Segments | Digital Service Business Group | Customer business
Business segment information
Net revenue:	782,500	748,100	741,600
Operating expenses	536,600	527,400	558,900
Operating profit (loss)	245,900	220,700	182,700
Fixed assets:	186,800	156,900	140,600
Increase in fixed assets	38,600	37,000
Depreciation	14,700	10,600
Operating Segments | Digital Service Business Group | Customer business | BK and TB
Business segment information
Net revenue:	253,100	251,900	257,200
Net interest income	213,000	214,100	218,000
Net fees	37,700	34,900	36,000
Other	2,400	2,900	3,200
Operating Segments | Digital Service Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	529,400	496,200	484,400
Operating Segments | Retail & Commercial Banking Business Group | Customer business
Business segment information
Net revenue:	709,400	614,500	584,600
Operating expenses	464,000	458,900	490,900
Operating profit (loss)	245,400	155,600	93,700
Fixed assets:	228,600	201,900	191,700
Increase in fixed assets	47,100	41,900
Depreciation	24,600	21,100
Operating Segments | Retail & Commercial Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	492,500	430,100	390,300
Net interest income	232,700	192,400	160,800
Net fees	213,000	199,000	203,000
Other	46,800	38,700	26,500
Operating Segments | Retail & Commercial Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	216,900	184,400	194,300
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	1,013,700	800,900	623,200
Operating expenses	343,900	330,700	320,900
Operating profit (loss)	669,800	470,200	302,300
Fixed assets:	169,200	161,200	155,800
Increase in fixed assets	46,100	37,100
Depreciation	42,100	36,600
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	829,500	645,500	496,800
Net interest income	501,100	342,500	210,700
Net fees	233,500	228,300	212,700
Other	94,900	74,700	73,400
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	184,200	155,400	126,400
Operating Segments | Global Commercial Banking Business Group | Customer business
Business segment information
Net revenue:	685,000	870,600	771,700
Operating expenses	382,900	580,300	528,000
Operating profit (loss)	302,100	290,300	243,700
Fixed assets:	1,600	1,100	1,000
Increase in fixed assets	400	600
Depreciation	200	200
Operating Segments | Global Commercial Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	29,300	35,100	1,900
Net interest income	29,300	35,700	2,100
Net fees	0	0	0
Other	0	(600)	(200)
Operating Segments | Global Commercial Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	655,700	835,500	769,800
Operating Segments | Asset Management & Investor Services Business Group | Customer business
Business segment information
Net revenue:	432,300	360,800	348,900
Operating expenses	307,300	255,700	241,400
Operating profit (loss)	125,000	105,100	107,500
Fixed assets:	21,200	18,800	13,300
Increase in fixed assets	11,500	11,600
Depreciation	9,100	6,000
Operating Segments | Asset Management & Investor Services Business Group | Customer business | BK and TB
Business segment information
Net revenue:	118,600	105,400	106,300
Net interest income	14,700	9,400	9,300
Net fees	103,800	96,000	97,000
Other	100	0	0
Operating Segments | Asset Management & Investor Services Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	313,700	255,400	242,600
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	863,100	712,600	540,100
Operating expenses	361,400	334,800	295,300
Operating profit (loss)	501,700	377,800	244,800
Fixed assets:	170,900	171,200	133,000
Increase in fixed assets	32,500	23,400
Depreciation	42,100	35,200
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	781,000	532,300	362,200
Net interest income	413,800	260,200	171,600
Net fees	328,800	243,200	174,000
Other	38,400	28,900	16,600
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	82,100	180,300	177,900
Operating Segments | Global Markets Business Group
Business segment information
Net revenue:	323,400	409,100	427,000
Operating expenses	300,000	274,000	253,000
Operating profit (loss)	23,400	135,100	174,000
Fixed assets:	114,300	110,600	108,400
Increase in fixed assets	28,200	23,200
Depreciation	32,500	28,300
Operating Segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	21,800	130,800	203,400
Net interest income	113,200	710,600	231,500
Net fees	(15,000)	(16,600)	(8,700)
Other	(76,400)	(563,200)	(19,400)
Operating Segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	301,600	278,300	223,600
Other
Business segment information
Net revenue:	(37,600)	(800)	11,300
Operating expenses	232,800	176,400	127,600
Operating profit (loss)	(270,400)	(177,200)	(116,300)
Fixed assets:	502,300	546,300	550,300
Increase in fixed assets	29,300	34,200
Depreciation	16,300	19,500
Other | Subsidiaries
Business segment information
Fixed assets:	1,505,400	1,210,200	1,286,100
Other | BK and TB
Business segment information
Net revenue:	40,200	19,500	53,200
Net interest income	99,100	89,700	148,600
Net fees	(16,400)	(48,300)	(57,400)
Other	(42,500)	(21,900)	(38,000)
Other | Other than BK and TB
Business segment information
Net revenue:	¥ (77,800)	¥ (20,300)	¥ (41,900)